Inventory (Tables)	May 20, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventory consisted of the following as of December 31, 2019 and 2018 :

	December 31,
(In thousands)	2019	2018
Raw materials	$2,846	$2,367
Work in process	7,575	3,553
Finished goods	6,108	1,717

Total inventories	$16,529	$7,637